Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 29 - Subsequent Events
Completion of Unsecured Convertible Bonds and Secured Bonds Offering
In February 2023, we raised $250.0 million gross proceeds through the issuance of the New Convertible Bonds, due in February 2028 and $150.0 million gross proceeds through the issuance of Senior Secured Bonds, due in February 2026. The New Convertible Bonds are convertible into common shares with a conversion price of $7.3471 per share and bear interest at 5.00% per annum payable semi-annually. Our Senior Secured Bonds bear interest at 9.5% per annum, payable semi-annually. The proceeds for these financings will be applied to repay our $350 million Convertible bonds due in May 2023 and general corporate purposes. Following the repayment of our $350 million Convertible bonds due in May 2023, all our debt facilities matures in 2025 or later.
As part of the bond issuance, we agreed to exchange with bondholders $21.0 million of the Convertible bonds due in May 2023 for the New Convertible Bonds due in February 2028, and in March 2023, we repaid $177.8 million of our $350 million Convertible bonds due in May 2023 decreasing the outstanding amount from $350 million to $151.2 million.
Increase in Issued Share Capital
In connection with the $250.0 million New Convertible Bonds discussed above, the Company entered into a Share Lending Framework Agreement with DNB Markets ("SLA") with the intention to make up to 25.0 million loan shares available to DNB for the purposes of facilitating investors’ hedging activities. For a temporary period, until the Company has issued 25.0 million shares and made them available for trading on the Oslo Stock Exchange by way of publication of a listing prospectus (expected to occur by April 30, 2023), Drew Holdings Limited ("Drew"), one of our related parties, entered into the SLA with the Company and DNB and made up to 15.0 million loan shares available for borrowing by DNB on behalf of the Company. In addition to the SLA, Drew and the Company have entered into a separate share loan agreement governing the terms applicable between Drew and the Company for Drew's share loan to DNB.
On February 1, 2023, to issue the initial 15.0 million loan shares to be made available for borrowing to DNB by the Company under the SLA, the Company's issued share capital increased by $1,500,000 to $24,426,359.8 divided into 244,263,598 shares, each with a nominal value of $0.10 per share.
On February 24, 2023, to issue the remaining 10.0 million loan shares to be made available for borrowing to DNB by the Company under the SLA, following the completion of the Special General Meeting on February 23, 2023, the Company’s issued share capital increased by $1,000,000 to $25,426,359.80, divided into 254,263,598 shares, each with a nominal value of $0.10 per share.
15.0 million loan shares are currently lent to Drew to compensate Drew for making available an equal number of loan shares to DNB on the Company's behalf. The remaining 10.0 million loan shares are currently held in treasury. The total of 25.0 million new shares issued for the hedging program are currently issued with an International Securities Identification Number ("ISIN") separate from the ISIN for the Company's shares listed on the Oslo Stock Exchange and NYSE and are not admitted to trading on any regulated market nor registered in a central securities register. Following the admittance of trading of the new shares on the Oslo Stock Exchange, the new shares will be available for borrowing by DNB. Shares not borrowed by DNB under the SLA will be held in treasury and the loan shares will be cancelled upon redelivery. Redelivery may occur by repayment of the New Convertible Bonds or decrease in the demand for hedging shares for other reasons, or expiry of the SLA.
Increase in Authorized Share Capital
On February 23, 2023, the Company’s authorized share capital increased from $25.5 million divided into 255,000,000 common shares of $0.10 par value each to $31.5 million divided into 315,000,000 common shares of $0.10 par value each by the authorization of an additional 60,000,000 common shares, each with a nominal value of $0.10 per share. The increase in authorized share capital was a condition for the Company to complete the settlement of the New Convertible Bonds discussed above.